UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2006

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Social Equity Trust

Portfolio of Investments

July 31, 2006

Security	Shares	Value
Consumer Discretionary 12.4%
American Greetings Corporation, Class A	13,100	$295,143
AutoZone, Inc. (a)	12,931	1,136,247
Bandag, Inc.	2,900	99,992
Bed Bath & Beyond (a)	69,900	2,340,252
Best Buy Co., Inc.	97,700	4,429,718
Black & Decker Corp.	18,361	1,294,634
Bright Horizons Family Solutions, Inc. (a)	6,400	246,080
Centex Corporation	29,100	1,376,721
Champion Enterprises, Inc. (a)	19,000	125,970
Charming Shoppes, Inc. (a)	26,300	271,153
Circuit City Stores, Inc.	38,100	933,450
Claire's Stores, Inc.	24,800	620,744
Cooper Tire and Rubber Company	15,300	152,847
Darden Restaurants, Inc.	31,200	1,054,560
DeVry, Inc. (a)	15,000	316,500
Disney (Walt) Company (The)	535,450	15,897,511
Dollar General Corporation	74,351	997,790
Dow Jones & Company	14,800	518,592
Emmis Communications Corporation, Class A (a)	8,860	131,305
Family Dollar Stores Inc.	38,800	881,536
Foot Locker, Inc.	39,000	1,059,630
Gaiam, Inc. (a)	5,300	71,497
Gap Inc.	127,797	2,217,278
Genuine Parts Company	41,500	1,728,060
Harley-Davidson, Inc.	66,000	3,762,000
Harman International Industries, Inc.	16,320	1,308,864
Hartmarx Corporation (a)	8,500	53,210
Home Depot, Inc. (The)	504,344	17,505,780
Horton (D.R.), Inc.	67,833	1,453,661
Interface, Inc., Class A (a)	11,400	139,878
Johnson Controls, Inc.	47,500	3,646,100
KB Home	17,800	756,856
Lee Enterprises, Inc.	10,900	270,647
Leggett & Platt, Incorporated	45,500	1,038,310
Consumer Discretionary (Continued)
Limited Brands	83,830	$2,109,163
Liz Claiborne, Inc.	26,200	926,170
Lowe's Companies, Inc.	378,573	10,732,545
Mattel, Inc.	96,785	1,746,001
McClatchy Newspapers A, Class A	6,700	284,013
McDonald's Corporation	303,700	10,747,943
McGraw-Hill Companies	87,800	4,943,140
Media General, Inc., Class A	5,600	204,008
Men's Wearhouse, Inc.	13,050	405,986
Meredith Corporation	10,200	481,746
Modine Manufacturing Company	8,700	205,059
New York Times Company, Class A	35,000	775,950
Newell Rubbermaid, Inc.	68,178	1,797,172
NIKE, Inc., Class B	46,300	3,657,700
Nordstrom, Inc.	52,600	1,804,180
Office Depot (a)	68,400	2,465,820
Omnicom Group, Inc.	41,800	3,699,718
Penney (J.C.) Company, Inc.	57,900	3,645,384
Pep Boys – Manny, Moe & Jack	14,000	150,920
Phillips-Van Heusen Corporation	11,700	415,701
Pulte Homes, Inc.	51,400	1,464,900
Radio One, Inc. (a)	2,300	16,445
RadioShack Corporation	33,700	544,929
Ruby Tuesday, Inc.	14,500	318,420
Russell Corporation	8,300	149,483
Scholastic Corporation (a)	9,000	258,750
Scripps (E.W.) Company (The), Class A	21,400	914,422
Snap-On Incorporated	14,550	611,246
Spartan Motors, Inc.	3,100	50,716
Stanley Works	16,700	757,679
Staples, Inc.	178,784	3,865,310
Starbucks Corporation (a)	187,114	6,410,526
Stride Rite Corporation	9,200	116,472
Target Corporation	210,200	9,652,384
Tiffany & Co.	35,500	1,121,445

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Consumer Discretionary (Continued)
Timberland Company (The) (a)	13,400	$345,050
Time Warner, Inc.	1,044,720	17,237,880
TJX Companies, Inc.	111,700	2,722,129
Tribune Company	43,800	1,301,298
Tupperware Corporation	13,300	229,558
Univision Communications, Inc., Class A (a)	53,800	1,796,920
Valassis Communications Inc. (a)	12,300	252,519
Value Line, Inc.	300	12,153
Washington Post Company, Class B	1,400	1,079,400
Wendy's International, Inc.	28,600	1,720,576
Whirlpool Corporation	19,436	1,500,264
		173,781,709
Consumer Staples 12.5%
Alberto-Culver Company, Class B	18,850	918,749
Avon Products, Inc.	109,943	3,187,248
Campbell Soup Company	45,100	1,654,268
Chiquita Brands International, Inc.	10,800	145,152
Church & Dwight Co., Inc.	16,100	587,650
Clorox Company	36,400	2,181,816
Coca-Cola Company	500,600	22,276,700
Colgate-Palmolive Company	125,200	7,426,864
Costco Wholesale Corporation	114,630	6,047,879
CVS Corporation	199,500	6,527,640
Dean Foods (a)	33,500	1,257,255
Estée Lauder Companies, Inc. (The), Class A	29,700	1,108,404
General Mills Incorporated	87,500	4,541,250
Green Mountain Coffee, Inc. (a)	1,300	51,727
Hain Celestial Group, Inc. (The) (a)	9,500	205,200
Heinz (H.J.) Company	81,793	3,432,852
Hershey Foods Corporation	43,400	2,385,698
Consumer Staples (Continued)
Kellogg Company	57,700	$2,779,409
Kimberly-Clark Corporation	111,764	6,823,192
Kroger Company	177,400	4,067,782
Longs Drug Stores Corporation	6,600	271,392
McCormick & Company, Inc.	33,100	1,160,486
PepsiAmericas, Inc.	15,200	343,520
PepsiCo, Inc.	404,070	25,609,957
Procter & Gamble Company	801,387	45,037,948
Safeway Inc.	109,100	3,063,528
Smucker (J.M.) Company	14,505	647,358
SUPERVALU, Inc.	50,680	1,373,935
Sysco Corporation	152,200	4,200,720
Tootsie Roll Industries, Inc.	6,837	185,625
United Natural Foods, Inc. (a)	10,000	301,400
Walgreen Company	246,659	11,538,708
Whole Foods Market, Inc.	34,700	1,995,597
Wild Oats Markets, Inc. (a)	6,550	117,180
Wrigley (Wm.) Jr. Company	53,700	2,462,682
		175,916,771
Energy 3.6%
Anadarko Petroleum Corporation	111,470	5,098,638
Apache Corporation	80,324	5,660,432
Cameron International Corp. (a)	28,900	1,456,849
Chesapeake Energy Corp	96,700	3,181,430
Devon Energy Corporation	107,044	6,919,324
EOG Resources, Inc.	59,400	4,404,510
Helmerich & Payne, Inc.	26,000	719,680
Kinder Morgan, Inc.	25,500	2,601,000
National Oilwell Varco, Inc. (a)	42,400	2,842,496
Newfield Exploration (a)	32,100	1,488,798
Noble Energy, Inc.	44,000	2,226,840

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Energy (Continued)
Pioneer Natural Resources Company	32,200	$1,460,270
Rowan Companies, Inc.	27,300	924,651
Smith International	48,692	2,170,202
Sunoco, Inc.	32,235	2,241,622
Williams Companies, Inc.	145,277	3,522,967
XTO Energy Inc.	88,993	4,181,781
		51,101,490
Financials 22.9%
AFLAC, Inc.	121,300	5,354,182
Allied Capital Corporation	34,000	957,100
AMBAC Financial Group, Inc.	25,500	2,119,305
American Express Company	301,000	15,670,060
AmSouth Bancorporation	83,700	2,398,842
BB&T Corporation	133,900	5,622,461
Capital One Financial Corporation	73,900	5,716,165
Cathay General Bancorp	12,790	470,033
Chittenden Corporation	11,920	336,382
Chubb Corporation	100,800	5,082,336
Cincinnati Financial Corporation	41,917	1,976,806
CIT Group	48,500	2,226,635
Comerica Incorporated	39,400	2,306,870
Edwards (A.G.), Inc.	18,387	992,163
Equity Office Properties Trust	89,900	3,408,109
Fannie Mae	236,396	11,325,732
Fifth Third Bancorp	136,711	5,214,158
First Horizon National Corporation	29,500	1,236,050
FirstFed Financial Corp. (a)	4,100	231,445
Franklin Resources, Inc.	37,200	3,401,940
Freddie Mac	168,300	9,737,838
Genl Growth Properties	59,534	2,717,132
Golden West Financial	62,900	4,633,214
Hartford Financial Services Group (The)	73,900	6,269,676
Heartland Financial USA, Inc.	3,000	80,520
Janus Capital Group Inc.	50,126	811,540
KeyCorp	99,100	3,656,790
Lincoln National Corporation	69,759	3,953,940
Financials (Continued)
M&T Bank Corp.	19,190	$2,339,645
Maguire Properties Inc.	6,700	250,647
Marsh & McLennan Companies, Inc.	133,800	3,616,614
MBIA, Inc.	33,400	1,964,254
Medallion Financial Corp.	4,300	52,632
Mellon Financial Corporation	101,400	3,549,000
Merrill Lynch & Co., Inc.	225,761	16,439,916
MGIC Investment Corporation	21,700	1,234,947
Moody's Corporation	59,300	3,254,384
Morgan (J.P.) Chase & Co.	847,851	38,678,962
National City Corporation	133,200	4,795,200
Northern Trust Corporation	44,900	2,563,790
PNC Financial Services Group	72,800	5,157,152
Popular Inc.	69,496	1,250,233
Principal Financial Group, Inc.	68,100	3,677,400
Progressive Corporation (The)	191,512	4,632,675
ProLogis	59,400	3,287,790
Regions Financial Corp. (New)	111,600	4,049,964
SAFECO Corporation	28,900	1,552,508
Schwab (Charles) Corporation	253,100	4,019,228
SLM Corporation	99,900	5,024,970
Sovereign Bancorp	93,555	1,930,975
St. Paul Travelers Companies, Inc. (The)	169,764	7,775,191
State Street Corporation	80,700	4,846,842
SunTrust Banks, Inc.	88,700	6,995,769
Synovus Financial Corporation	77,950	2,202,867
T. Rowe Price Group, Inc.	65,800	2,718,198
TradeStation Group, Inc. (a)	5,100	74,562
U.S. Bancorp	433,721	13,879,072
UnumProvident Corporation	74,400	1,207,512
Wachovia Corporation	392,843	21,068,170

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Financials (Continued)
Wainwright Bank & Trust Co.	2,756	$30,344
Washington Mutual, Inc.	234,142	10,466,147
Wells Fargo & Company	409,848	29,648,404
Wesco Financial Corporation	300	118,500
		322,261,888
Health Care 14.2%
Affymetrix Inc (a)	16,700	360,219
Allergan, Inc.	37,105	4,001,774
Amgen, Inc. (a)	287,953	20,081,842
Bard (C.R.), Inc.	25,800	1,831,026
Bausch & Lomb Incorporated	13,600	643,280
Baxter International, Inc.	159,600	6,703,200
Becton Dickinson and Company	60,500	3,988,160
Biogen Idec Inc. (a)	84,350	3,552,822
Biomet, Inc.	59,400	1,956,636
Boston Scientific Corporation (a)	296,519	5,043,788
CIGNA Corporation	29,400	2,682,750
Cross Country Healthcare, Inc. (a)	5,200	92,924
Dionex Corporation (a)	5,000	276,750
Fisher Scientific International (a)	30,000	2,223,300
Forest Laboratories, Inc. (a)	79,496	3,681,460
Gen-Probe Inc. (a)	12,800	664,960
Genzyme Corporation (a)	63,609	4,343,223
Gilead Sciences (a)	110,900	6,818,132
Health Management Association, Class A	60,100	1,223,636
Hillenbrand Industries, Inc.	15,500	769,730
Humana, Inc. (a)	40,800	2,281,944
IMS Health, Inc.	48,013	1,317,477
Invacare Corporation	7,700	161,931
Invitrogen Corporation (a)	13,300	821,807
Johnson & Johnson	723,137	45,232,218
King Pharmaceuticals Inc. (a)	60,300	1,026,306
Manor Care, Inc.	19,800	990,990
McKesson HBOC, Inc.	74,720	3,765,141
Health Care (Continued)
MedImmune, Inc. (a)	60,600	$1,538,028
Medtronic, Inc.	294,934	14,900,066
Merck & Co., Inc.	533,100	21,467,937
Millipore Corporation (a)	12,800	801,920
Molina Healthcare Inc. (a)	5,300	175,642
Mylan Laboratories, Inc.	50,675	1,112,823
Patterson Companies, Inc. (a)	34,200	1,137,492
Quest Diagnostics Incorporated	39,400	2,368,728
St. Jude Medical, Inc. (a)	88,600	3,269,340
Stryker Corporation	71,335	3,246,456
Synovis Life Technologies, Inc. (a)	2,600	23,036
Thermo Electron Corporation (a)	40,500	1,498,905
UnitedHealth Group Incorporated	329,182	15,744,775
Waters Corporation (a)	25,800	1,049,544
Watson Pharmaceuticals (a)	25,400	568,706
Zimmer Holdings, Inc. (a)	60,591	3,831,775
		199,272,599
Industrials 6.7%
3M Company	184,207	12,968,173
Alaska Air Group, Inc. (a)	9,800	363,874
American Power Conversion	43,400	732,592
AMR Corporation (a)	44,800	985,600
Apogee Enterprises, Inc.	7,400	106,338
Avery Dennison Corporation	26,400	1,547,832
Baldor Electric Company	7,000	207,200
Banta Corporation	6,050	213,747
Brady Corporation, Class A	12,000	405,120
CLARCOR, Inc.	12,900	366,747
Cooper Industries, Inc., Class A	22,900	1,973,064
Cummins, Inc.	11,600	1,357,200
Deere & Company	57,700	4,187,289
Deluxe Corporation	11,200	190,400
Donaldson Company, Inc.	16,900	555,841

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Industrials (Continued)
Donnelley (R.R.) & Sons Company	53,700	$1,567,503
Emerson Electric Company	100,100	7,899,892
Energy Conversion Devices (a)	8,100	272,565
Fastenal Company	30,800	1,095,556
FedEx Corporation	74,600	7,811,366
GATX Corporation	12,600	493,794
Graco, Inc.	17,152	673,902
Grainger (W.W.), Inc.	18,900	1,173,501
Granite Construction Incorporated	8,225	357,705
Herman Miller, Inc.	17,300	491,493
HNI Corporation	12,600	511,686
Hubbell Incorporated, Class B	15,060	707,820
Ikon Office Solutions	32,800	452,968
Illinois Tool Works, Inc.	101,900	4,659,887
JetBlue Airways Corporation (a)	38,550	412,100
Kadant Inc. (a)	3,700	77,367
Kansas City Southern Industries, Inc. (a)	17,200	423,464
Kelly Services, Inc.	5,075	137,380
Lawson Products, Inc.	700	25,557
Lincoln Electric Holdings, Inc.	10,500	602,490
Masco Corporation	96,796	2,587,357
Milacron, Inc. (a)	12,633	10,991
Monster Worldwide (a)	31,500	1,260,000
Nordson Corporation	8,400	382,200
Norfolk Southern Corporation	101,500	4,407,130
Pall Corp.	31,100	811,088
Pitney Bowes, Inc.	54,300	2,243,676
Robert Half International, Inc.	42,600	1,378,536
Ryder System, Inc.	15,200	766,080
Smith (A.O.) Corporation	5,200	222,872
Southwest Airlines Co.	171,762	3,089,998
SPX Corporation	14,930	815,925
Standard Register Company	3,200	39,360
Steelcase, Inc.	13,300	195,377
Tennant Company	4,600	109,342
Thomas & Betts Corporation (a)	13,200	624,756
Toro Company	10,800	447,228
Industrials (Continued)
Trex Company, Inc. (a)	2,600	$73,320
United Parcel Service, Inc., Class B	265,159	18,272,106
YRC Worldwide Inc. (a)	14,780	587,948
		94,334,303
Information Technology 18.4%
3Com Corporation (a)	97,600	462,624
Adaptec, Inc. (a)	27,400	120,560
ADC Telecommunications (a)	29,228	357,458
Adobe Systems Incorporated	147,300	4,199,523
Advanced Micro Devices, Inc. (a)	120,000	2,326,800
Advent Software, Inc. (a)	4,200	131,124
Analog Devices, Inc.	88,600	2,864,438
Andrew Corporation (a)	39,300	332,085
Apple Computer, Inc. (a)	207,554	14,105,370
Applied Materials, Inc.	381,000	5,996,940
Arrow Electronics, Inc. (a)	30,200	853,452
Autodesk, Inc. (a)	57,600	1,964,736
Automatic Data Processing, Inc.	140,174	6,134,014
BMC Software, Inc. (a)	52,400	1,227,208
CDW Corporation	15,400	909,832
Ceridian Corporation (a)	35,700	857,157
Cisco Systems, Inc. (a)	1,489,158	26,581,470
Coherent, Inc. (a)	7,700	246,862
Compuware Corporation (a)	95,700	668,943
Convergys Corp. (a)	35,500	677,340
Dell Inc. (a)	554,794	12,027,934
eBay Inc. (a)	282,772	6,806,322
Electronic Arts Inc. (a)	74,300	3,500,273
Electronic Data Systems Corporation	125,600	3,001,840
EMC Corporation (a)	576,100	5,847,415
Entegris, Inc. (a)	20,000	189,000
Gerber Scientific, Inc. (a)	5,700	87,381
Hewlett-Packard Company	681,410	21,743,793
Imation Corporation	7,900	321,688
Intel Corporation	1,422,355	25,602,390
Lexmark International Group, Inc. (a)	25,600	1,383,680

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Information Technology (Continued)
LSI Logic Corporation (a)	96,300	$789,660
Lucent Technologies, Inc. (a)	1,082,292	2,305,282
Merix Corporation (a)	3,750	39,414
Micron Technology, Inc. (a)	167,900	2,617,561
Microsoft Corporation	2,142,810	51,491,724
Molex Incorporated	35,646	1,130,691
National Semiconductor Corporation	81,500	1,895,690
Novell, Inc. (a)	62,500	405,625
Novellus Systems, Inc. (a)	30,300	766,893
Palm Inc. (a)	21,108	314,720
Paychex, Inc.	81,500	2,785,670
Plantronics Inc.	11,000	171,160
Polycom Inc. (a)	21,700	481,740
Qualcomm, Inc.	408,500	14,403,710
Red Hat, Inc. (a)	39,200	928,256
Salesforce.com, Inc. (a)	27,000	693,900
Sapient Corporation (a)	19,800	95,040
Solectron Corporation (a)	228,600	690,372
Sun Microsystems, Inc. (a)	847,600	3,687,060
Symantec Corporation (a)	254,600	4,422,402
Tektronix, Inc.	20,400	556,308
Tellabs, Inc. (a)	112,300	1,055,620
Texas Instruments, Inc.	380,062	11,318,246
Xerox Corporation (a)	225,400	3,175,886
Xilinx, Inc.	82,800	1,680,012
		259,432,294
Materials 1.8%
Air Products & Chemicals, Inc.	54,400	3,477,792
Airgas, Inc.	16,800	609,000
Aleris International, Inc. (a)	7,900	323,426
Bemis Company, Inc.	26,000	798,200
Cabot Corporation	14,900	495,723
Calgon Carbon Corporation	10,100	61,206
Caraustar Industries, Inc. (a)	7,200	50,832
Crown Holdings, Inc. (a)	41,700	694,722
Ecolab, Inc.	43,900	1,890,773
Fuller (H.B.) Company	7,300	291,854
Materials (Continued)
Lubrizol Corporation	16,700	$714,259
MeadWestvaco Corp.	44,212	1,154,817
Minerals Technologies, Inc.	5,000	253,100
Nucor Corporation	76,193	4,051,182
Praxair, Inc.	79,200	4,343,328
Rock-Tenn Company, Class A	7,800	134,082
Rohm & Haas Company	35,987	1,659,720
Schnitzer Steel Industries Inc., Class A	5,300	179,670
Sealed Air Corporation	20,300	958,972
Sigma-Aldrich Corporation	16,700	1,160,650
Sonoco Products Company	24,645	801,702
Valspar Corporation	25,300	623,139
Wausau-Mosinee Paper Corporation	12,800	156,672
Wellman, Inc.	4,400	13,377
Worthington Industries, Inc.	17,100	349,182
		25,247,380
Telecommunication Services 6.1%
AT&T Inc.	950,667	28,510,503
BellSouth Corporation	441,979	17,312,317
Citizens Communications Company	80,667	1,034,959
Sprint Corp. – FON Group	727,799	14,410,420
Telephone and Data Systems, Inc.	24,900	1,017,414
Verizon Communications	712,622	24,100,876
		86,386,489
Utilities 1.0%
AGL Resources, Inc.	19,400	756,988
Cascade Natural Gas Corporation	2,900	75,168
Cleco Corporation	12,200	301,584
Energen Corporation	18,300	779,946
Equitable Resources, Inc.	30,000	1,080,300
IDACORP, Inc.	10,600	395,168
KeySpan Corporation	43,600	1,755,772
MGE Energy, Inc.	5,100	165,648

Domini Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Security	Shares	Value
Utilities (Continued)
National Fuel Gas Company	21,100	$783,654
NICOR, Inc	10,300	451,346
NiSource, Inc.	65,447	1,488,919
Northwest Natural Gas Company	6,500	246,805
Ormat Technologies Inc.	1,800	66,583
OGE Energy Corporation	22,600	855,410
Peoples Energy Corporation	9,400	396,774
Utilities (Continued)
Pepco Holdings, Inc.	46,800	$1,146,600
Questar Corporation	21,300	1,887,180
Southern Union Company	24,421	662,786
WGL Holdings	11,200	336,336
		13,632,967
Total Investments — 99.6%
(Cost$1,119,886,958)(b)		1,401,367,890
Other Assets, less liabilities — 0.4%		6,252,996
Net Assets — 100.0%		$1,407,620,886

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,232,086,974. The aggregate gross unrealized appreciation is $266,776,364 and the aggregate gross unrealized depreciation is $97,495,448, resulting in net unrealized appreciation of $169,280,916.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Portfolio of Investments

July 31, 2006

Country/ Security	Industry	Shares	Value
Austria – 0.6%
voestalpine AG	Materials	2,395	$353,501
			353,501
Belgium – 5.8%
Bekaert SA	Capital Goods	3,299	302,490
Belgacom SA	Telecommunication Services	12,993	438,236
Fortis Group	Diversified Financials	32,273	1,145,772
Kbc Groep NV	Banks	12,222	1,330,433
			3,216,931
Denmark – 0.5%
Danske Bank A/S	Banks	7,856	300,958
			300,958
Finland – 5.8%
Kesko OYJ B shs	Food & Staples Retailing	18,876	783,602
Nokia Oyj	Technology Hardware & Equipment	64,241	1,273,167
Sampo Ins Co Ltd A shs	Insurance	26,702	503,299
Tietoenator OYJ	Software & Services	10,560	251,466
Uponor Oyj	Capital Goods	16,001	435,960
			3,247,494
France – 16.6%
Assurances Generales de France	Insurance	8,014	967,480
BNP Paribas	Banks	18,291	1,778,665
Ciments Francais SA	Materials	3,565	582,333
CNP Assurances	Insurance	7,090	674,521
Natexis Banques Populaires	Banks	2,486	608,804
Neopost SA	Technology Hardware & Equipment	5,680	617,937
Sanofi-Aventis	Pharma, Biotech & Life Sciences	20,627	1,959,758
Schneider Electric SA	Capital Goods	1,686	173,204
Societe Generale Paris	Banks	11,005	1,640,343
Vivendi SA	Media	8,612	291,350
			9,294,395
Germany – 11.2%
Adidas AG	Consumer Durables & Apparel	2,992	139,442
Beiersdorf	Household & Personal Products	10,699	563,072
Celesio AG	Pharma, Biotech & Life Sciences	21,160	988,322
Continental	Automobiles & Components	4,368	445,938
Deutsche Lufthansa Reg	Transportation	46,323	864,854
Fresenius AG	Health Care Equipment & Services	4,693	741,435
Hochtief AG	Capital Goods	2,719	143,582
Linde AG	Materials	3,975	335,559
Merck KGAA	Pharma, Biotech & Life Sciences	4,960	452,067
Muenchener Rueckver AG Reg	Insurance	9,500	1,307,269
ProSieben Sat.1	Media	11,600	296,363
			6,277,903
Ireland – 0.4%
Bank Of Ireland	Banks	11,672	205,554
			205,554

Domini European Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Country/ Security	Industry	Shares	Value
Italy – 5.1%
Banco Popolare di Verona	Banks	3,143	$89,444
Banche Popolari Unite Scrl	Banks	39,315	1,056,619
Benetton Group SpA	Consumer Durables & Apparel	46,399	676,202
Fiat SPA	Automobiles & Components	73,971	1,044,987
			2,867,252
Netherlands – 8.8%
ABN-AMRO Holdings NV	Banks	12,887	356,379
Aegon NV	Insurance	41,151	697,922
ING Groep NV	Diversified Financials	46,459	1,884,193
Koninklijke KPN NV	Telecommunication Services	74,378	843,816
Mittall Steel Co NV (a)	Materials	24,367	833,386
OCE NV	Technology Hardware & Equipment	13,050	210,504
Wolters Kluwer NV	Media	2,975	70,009
			4,896,209
Norway – 6.2%
DNB Nor ASA	Banks	13,665	172,825
Norsk Hydro ASA	Energy	54,737	1,553,174
Statoil ASA	Energy	48,167	1,425,325
Telenor ASA	Telecommunication Services	23,978	305,200
			3,456,524
Spain – 0.1%
Corp Financiera Alba	Diversified Financials	1,407	77,352
			77,352
Sweden – 4.7%
Axfood AB	Food & Staples Retailing	30,670	921,779
Nordea Bank AB	Banks	51,372	642,137
Sandvik AB	Capital Goods	9,305	96,657
Scania AB B shs	Capital Goods	13,304	596,088
SSAB Svenskt Stal AB Ser A	Materials	7,050	139,630
Svenska Handelsbk A shs	Banks	8,155	206,130
			2,602,421
Switzerland – 4.9%
Novartis AG	Pharma, Biotech & Life Sciences	4,050	229,906
Phonak Holding AG	Health Care Equipment & Services	11,478	724,279
Rieter Holding	Automobiles & Components	2,808	1,062,677
Swisscom AG	Telecommunication Services	2,275	750,112
			2,766,974

Domini European Social Equity Trust / Portfolio of Investments (Continued)

July 31, 2006

Country/ Security	Industry	Shares	Value
United Kingdom – 27.8%
Aggreko PLC	Commercial Services & Supplies	165,467	$865,791
Arriva PLC	Transportation	47,519	489,736
Aviva PLC	Insurance	18,069	242,223
Barratt Developments PLC	Consumer Durables & Apparel	54,764	990,775
Bellway PLC	Consumer Durables & Apparel	11,578	253,780
Bradford & Bingley	Banks	56,032	469,196
Brambles Industries plc	Commercial Services & Supplies	46,115	376,037
Firstgroup PLC	Transportation	123,214	1,033,485
GlaxoSmithKline Plc	Pharma, Biotech & Life Sciences	78,697	2,176,052
HBOS PLC	Banks	18,237	331,811
HSBC Holdings PLC	Banks	20,843	377,864
Inchcape plc	Retailing	21,282	188,242
Man Group PLC	Diversified Financials	23,772	1,089,171
Marks & Spencer PLC	Retailing	58,087	646,912
National Grid PLC	Utilities	134,254	1,527,766
Next PLC	Retailing	25,495	813,016
Northern Rock PLC	Banks	8,586	178,740
Premier Farnell PLC	Technology Hardware & Equipment	122,175	411,163
Royal & Sun Alliance Insurance Group plc	Insurance	79,526	198,591
Scottish Power Plc	Utilities	80,325	907,323
Taylor Woodrow PLC	Consumer Durables & Apparel	98,920	635,790
Telent PLC	Technology Hardware & Equipment	21,960	203,362
George Wimpey PLC	Consumer Durables & Apparel	128,310	1,149,894
			15,556,720
Total Investments — 98.5% (Cost $51,448,292) (b)			55,120,188
Other Assets, less liabilities — 1.5%			812,696
Net Assets — 100.0%			$55,932,884

(a)

Non-income producing security

(b)

The aggregate cost for federal income tax purposes is $51,451,404. The aggregate gross unrealized appreciation is $4,100,771 and the aggregate gross unrealized depreciation is $431,987, resulting in net unrealized appreciation of $3,668,784.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

Domini Social EQUITY TRUST

Statement of Assets and Liabilities

July 31, 2006

ASSETS:
Investments at value (Cost $1,119,886,958)	$1,401,367,890
Cash	2,194,266
Receivable for securities sold	2,143,487
Dividends receivable	2,177,558
Total assets	1,407,883,201
LIABILITIES:
Management fee payable	237,603
Other accrued expenses	24,712
Total liabilities	262,315
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,407,620,886

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Trust

Statement of Operations

Year Ended July 31, 2006

INVESTMENT INCOME:
Dividends		$25,576,323

EXPENSES:
Management fee	$3,024,139
Custody fees	162,984
Professional fees	41,584
Trustees fees	52,612
Miscellaneous	1,225
Total expenses	3,282,544
Fees paid indirectly	(106,023)
Net expenses		3,176,521
NET INVESTMENT INCOME		22,399,802
NET REALIZED LOSS ON INVESTMENTS:
Proceeds from sales	$383,230,895
Cost of securities sold	(421,943,490)
Net realized loss on investments		(38,712,595)
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of period	$243,472,010
End of period	281,480,932
Net change in unrealized appreciation		38,008,922
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$21,696,129

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Trust

Statements of Changes in Net Assets

	YEAR ENDED JULY 31, 2006	YEAR ENDED JULY 31, 2005
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$22,399,802	$30,432,256
Net realized loss on investments	(38,712,595)	(44,227,615)
Net change in unrealized appreciation of investments	38,008,922	185,523,361
Net Increase in Net Assets Resulting from Operations	21,696,129	171,728,002
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
Additions	245,457,285	238,673,782
Reductions	(471,501,091)	(325,346,892)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(226,043,806)	(86,673,110)
Total (Decrease)/Increase in Net Assets	(204,347,677)	85,054,892
NET ASSETS:
Beginning of period	1,611,968,563	1,526,913,671
End of period	$1,407,620,886	$1,611,968,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Equity Trust

Financial Highlights

	YEAR ENDED JULY 31,
	2006		2005		2004		2003		2002
Net assets (in millions)	$1,408		$1,612		$1,527		$1,318		$1,239
Total return	1.46%		11.48%		12.01%		12.13%		(22.71)%
Ratio of net investment income to average net assets (annualized)	1.48%		1.92%		1.25%		1.32%		1.02%
Ratio of expenses to average net assets (annualized)	0.22	%(2)	0.23	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)
Portfolio turnover rate	12%		9%		8%		8%		13%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.21%, 0.22%, 0.24%, 0.23%, and 0.22% for the years ended July 31, 2006, 2005, 2004, 2003, and 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Equity Trust (formerly Domini Social Index Trust) (the ‘‘Portfolio’’) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the ‘‘Trust’’) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, commenced operations on October 3, 2005.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures by or at the direction of the Portfolio's Board of Trustees.

(B) Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the first $2 billion of net assets managed, 0.19% of the next $500 million of net assets managed, and 0.18% of net assets managed in excess of  $2.5 billion.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the year ended July 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $179,499,762 and $383,181,301, respectively. Per the Portfolio's arrangement with Investors Bank & Trust (‘‘IBT’’), credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's expenses. For the year ended July 31, 2006, custody fees of the Portfolio were reduced by $106,023 under these arrangements.

4. SUBSEQUENT EVENT

Effective November 30, 2006, the Domini Social Equity Trust will be an actively managed Portfolio submanaged by Wellington Management Company, LLP. In connection with this change in investment strategy, an increased management fee equal to 0.30% of the first $2 billion of net assets managed was approved. Domini will pay Wellington from its management fee. See Approval of New Management Agreement between Domini Social Equity Trust and Domini, New Submanagement Agreement between Domini and Wellington, and 2006 Proxy Results.

18  Domini Social Equity Trust—Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Domini Social Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Domini Social Equity Trust (the ‘‘Portfolio’’), a series of Domini Social Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Equity Trust as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2006

Domini European Social Equity Trust

Statement of Assets and Liabilities

July 31, 2006

ASSETS:
Investments at value (Cost $51,448,292)	$55,120,188
Cash	1,491,356
Foreign Currency	4,087
Receivable for securities sold	1,994,882
Dividend and tax reclaim receivables	114,803
Total assets	58,725,316
LIABILITIES:
Payable for securities purchased	2,753,627
Management fee payable	33,418
Other accrued expenses	5,387
Total liabilities	2,792,432
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$55,932,884

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Operations

For the Period October 3, 2005 (commencement of Operations) through July 31, 2006

INVESTMENT INCOME:
Dividends (net of foreign taxes of $125,874)		$1,168,558
EXPENSES:
Management fee	186,218
Custody fees	109,438
Professional fees	32,756
Trustees fees	726
Miscellaneous	8,801
Total expenses	337,939
Fees paid indirectly	(27,686)
Fees waived	(117,787)
Net expenses		192,466
NET INVESTMENT INCOME		976,092
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS) FROM:
Investments	1,695,976
Foreign currency	(121,207)
Net realized gain		1,574,769
NET CHANGES IN UNREALIZED APPRECIATION ON:
Investments	3,671,896
Translation of assets and liabilities in foreign currencies	5,116
Net change in unrealized appreciation		3,677,012
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY		5,251,781
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$6,227,873

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Changes in Net Assets

For the period October 3, 2005 (commencement of operations) through July 31, 2006
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$976,092
Net realized gain on investments	1,574,769
Net change in unrealized appreciation of investments	3,677,012
Net Increase in Net Assets Resulting from Operations	6,227,873
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
Additions	51,295,957
Reductions	(1,590,946)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	49,705,011
Total Increase in Net Assets	55,932,884
NET ASSETS:
Beginning of period	—
End of period	$55,932,884

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Financial Highlights

	For the period October 3, 2005 (commencement of operations) through July 31, 2006
Net assets (in millions)	$56
Total return	25.96%	*
Ratio of net investment income to average net assets (annualized)	3.92%
Ratio of expenses to average net assets (annualized)	0.88%(1)(2)
Portfolio turnover rate	69%	*

*

Not annualized.

(1)

Reflects a fee waiver by the Manager of 0.47% for the period ended July 31, 2006. Had the Manager not waived its fee, the ratio of expenses to average net assets would have been 1.35% for the period ended July 31, 2006.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratio would have been 0.77% for the period ended July 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced operations on October 3, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust's significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national or international securities exchanges are valued at the last sale price reported by the security's primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures by or at the direction of the European Trust's Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The European Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust's ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The

Domini European Social Equity Trust — Notes to Financial Statements  25

services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the European Trust. For its services under the Management Agreement, Domini receives from the European Trust a fee accrued daily and paid monthly at an annual rate equal to 0.75% of the European Trust's average daily net assets. For the period ended July 31, 2006, Domini voluntarily waived fees totaling $117,787.

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the European Trust on a day-to-day basis pursuant to a Submanagement Agreement with Domini.

3. INVESTMENT TRANSACTIONS

For the period ended July 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $71,534,459, and $21,703,842, respectively. Per the European Trust's arrangement with Investors Bank & Trust (‘‘IBT’’), credits realized as a result of uninvested cash balances are used to reduce a portion of the European Trust's expenses. For the period ended July 31, 2006, custody fees of the European Trust were reduced by $27,686 under these arrangements.

26  Domini European Social Equity Trust — Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Domini Social Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Domini European Social Equity Trust (the ‘‘Trust’’), a series of Domini Social Trust, as of July 31, 2006, and the related statement of operations, and statement of changes in net assets for the period from October 3, 2005 (commencement of operations) to July 31, 2006, and financial highlights for the period from October 3, 2005 (commencement of operations) to July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers, or by other means when responses were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini European Social Equity Trust as of July 31, 2006, the results of its operations, and the changes in its net assets for the period from October 3, 2005 (commencement of operations) to July 31, 2006, and financial highlights for the period from October 3, 2005 (commencement of operations) to July 31, 2006, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 25, 2006

Approval of the Continuance of the Management Agreement between Domini Social Equity Trust and Domini and the Submanagement Agreement between Domini and SSgA

At a meeting held on April 28, 2006, the Board of Trustees approved the continuance of the Management Agreement between the Domini Social Equity Trust (the ‘‘Portfolio’’) and Domini Social Investments LLC (‘‘Domini’’) (the ‘‘Management Agreement’’) and the Submanagement Agreement between Domini and SSgA Funds Management, Inc. (‘‘SSgA’’) (the ‘‘Submanagement Agreement’’). The Trustees including all of the Independent Trustees, concluded that each of Domini and SSgA had the capabilities, resources, and personnel necessary to manage the Portfolio. The Trustees further concluded that based on the services provided by Domini and SSgA to the Portfolio pursuant to the Management and Submanagement Agreement, respectively, the expenses incurred by Domini and SSgA in the performance of such services, the fees paid by similar funds and taking into account breakpoints, agreed-upon fee waivers and such other matter as the Trustees considered relevant, the compensation payable to each of Domini and SSgA under the Management and Submanagement Agreements, as applicable, is fair and reasonable.

In their deliberations regarding the continuance of the Management and Submanagement Agreements for the Portfolio, the Trustees considered the information provided to them throughout the year at regular board meetings as well as the information prepared specifically in connection with the annual renewal process. In reaching their determination to approve the continuance of the Management and Submanagement Agreements, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. The Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors considered and the conclusions reached are described below for each Agreement.

Consideration of the Management Agreement

Nature, Quality and Extent of Services Provided.    The Trustees considered that pursuant to the Management Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to the Portfolio and for managing the investment of the assets of the Portfolio, which it does by engaging and overseeing the activities of SSgA. The terms of the Management Agreement were reviewed by the Trustees.

The Trustees considered the scope and quality of the services provided by Domini under the Management Agreement. They also considered Domini's capabilities and experience in the development and application of social and environmental screens and its reputation and leadership in the socially responsible investment community. The Trustees also considered the quality of the administration services Domini provided to the Portfolio and the other Domini Funds. In addition, they considered Domini's compliance policies and procedures and compliance record. Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by Domini to the Portfolio.

Investment Results.    The Trustees considered the performance of the Portfolio, including, the performance of the Portfolio for the 3 months, 6 months, 1- and 2- year periods ended December 31, 2005 and March 31, 2006, as well as its cumulative performance from inception through December 31, 2005 and through March 31, 2006. Because the Domini Social Equity Fund (the ‘‘Equity Fund’’) and certain other Domini funds (collectively with the Equity Fund, the ‘‘Feeder Funds’’) invest their assets in the Portfolio, they also reviewed the performance of the Feeder Funds for the same periods. They considered the performance of the S&P 500 Index and the Domini 400 Social Index for the same periods. The Trustees noted that the Portfolio had underperformed when compared to the S&P 500 Index over most periods ending March 31, 2006. They noted that the performance of the Feeder Funds differed from each other and from the performance of the Portfolio to the extent of the expenses incurred by each such Fund. Because the objective of the Portfolio is to provide its investors with a long-term total return that matches the performance of the Domini 400 Social Index, the Trustees paid particular attention to the Portfolio's tracking error. They compared the Portfolio's tracking error to SSgA's tracking error with respect to other index funds for which it acts as advisor. They noted that the Portfolio's tracking error had been in an acceptable range. Based on their review, the Trustees concluded that the performance of the Portfolio over time had been satisfactory.

Fees and Other Expenses.    The Trustees considered the advisory fees paid by the Portfolio to Domini. The Trustees also considered the administrative fees paid by the Feeder Funds. The Trustees considered the level of the Portfolio's and each Feeder Fund's advisory and administrative fees and total expense ratio versus relevant peer group averages. The Trustees also considered the fees that Domini charges its other clients with investment objectives similar to the Portfolio. The Trustees reviewed materials provided by Domini describing the differences in services provided to its non-fund client with similar objectives to the Portfolio and noted that the Portfolio, although it may receive more services than such non-fund client, paid a lower advisory fee. The Trustees considered that Domini (and not the Portfolio) pays SSgA from its advisory fee as well as the fees for licensing the Domini 400 Social Index.

The Trustees considered that, based on the information provided with respect to the peer group, the advisory fee for the Portfolio was lower than  most peer group averages but slightly higher than the average advisory/administrative fee for the domestic equity index fund peer group. The Trustees also considered that, after giving effect to Domini's waiver of a portion of its fee, the total expense ratio for the Portfolio was lower than the average of all relevant peer groups, including the domestic equity index fund peer group average. The Trustees concluded that the advisory fees payable by the Portfolio were reasonable and supported the continuance of the Management Agreement.

Costs of Services Provided and Profitability.    The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its advisory and administrative relationship with the Portfolio and each of the Feeder Funds for the 2005 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed the financial results realized by Domini in connection with the operations of the Domini Funds for December 31, 2005. The Trustees considered Domini's profit margin with respect to each Feeder Fund in comparison to industry data provided by Domini. The Trustees concluded that they were satisfied that Domini's level of profitability was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale.    The Trustees also considered whether economies of scale would be realized by Domini as the assets in the Portfolio increased and the extent to which economies of scale were reflected in the fees charged under the Management Agreement. The Trustees noted that the fee schedule to the Management Agreement contained breakpoints. The Trustees concluded that such breakpoints were an effective way to share economies of scale with the holders of beneficial interests in the Portfolio and supported the approval of the continuance of the Management Agreement.

Other Benefits.    The Trustees considered the other benefits which Domini and its affiliates receive from their relationship with the Portfolio and the other Domini Funds. The Trustees reviewed the character and amount of other payments received by Domini and its affiliates, in respect of the Portfolio and each of the other Domini Funds. The Trustees considered that Domini's profitability would be lower if the benefits described above were not received. The Trustees considered the brokerage practices of Domini and noted that, based on information provided to them, Domini did not receive the benefits of ‘‘soft dollar’’ commissions with respect to the Domini Funds. The Trustees also considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the Domini Funds. The Trustees concluded that the benefits received by Domini and its affiliates, as outlined above, were reasonable in the context of the relationship between Domini and the Portfolio, and supported the approval of the continuance of the Management Agreement.

Consideration of the Submanagement Agreement

Nature, Quality and Extent of Services Provided.    The Trustees considered the scope and quality of the services provided by SSgA under the Submanagement Agreement. The Trustees considered that SSgA provides the day-to-day portfolio management of the Portfolio, including making purchases and sales of portfolio securities consistent with the

Portfolio's investment objective and policies. The terms of the Submanagement Agreement were reviewed by the Trustees.

The Trustees considered the professional experience, tenure and qualifications of the Portfolio's portfolio management team and other senior personnel at SSgA. They also considered SSgA's compliance policies and procedures and compliance record. Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by SSgA to the Portfolio.

Investment Results.    For a discussion regarding the Investment Results considered by the Board and the Board's conclusions with respect to such Investment Results, please see ‘‘Management Agreement — Investment Results’’ above.

Fees and Other Expenses.    The Trustees considered the submanagement fees paid by Domini to SSgA. The Trustees also considered the fees that SSgA charged its other clients with investment objectives similar to the Portfolio. The Trustees considered that the advisory fees SSgA receives with respect to its other index clients are within the general range of the submanagement fee it receives with respect to the Portfolio. The Trustees also noted that Domini (and not the Portfolio) pays SSgA from the advisory fee Domini receives from the Portfolio. The Trustees determined, based on the nature and quality of the services provided by SSgA and in light of the other factors considered, that the fees paid by Domini to SSgA under the Submanagement Agreement were reasonable and supported continuance of the Submanagement Agreement.

Costs of Services Provided and Profitability.    The Trustees considered information provided to them by SSgA concerning the costs borne by and profitability of SSgA in respect of its submanagement relationship with the Portfolio for the 2005 calendar year. The Trustees also considered SSgA's statements of income for December 31, 2004 and December 31, 2005. The Trustees considered SSgA's profit margin with respect to the Portfolio in comparison to industry data provided by Domini. Based on the information provided, the Trustees concluded that they were satisfied that SSgA's level of profitability was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale.    The Trustees considered whether economies of scale would be realized by SSgA as the assets in the Portfolio increased and the extent to which any economies of scale are reflected in the level of fees charged by SSgA. The Trustees also considered that there were breakpoints in the SSgA submanagement fee. The Trustees concluded that such breakpoints were an effective way to share economies of scale with the holders of beneficial interests in the Portfolio and supported continuance of the Submanagement Agreement.

Other Benefits.    The Trustees considered the other benefits which SSgA and its affiliates receive from their relationship with the Portfolio, noting that SSgA and its affiliates provide no other services to the Portfolio. The Trustees considered the brokerage practices of SSgA and noted that, based on information provided to them, SSgA did not receive the benefits of ‘‘soft dollar’’ commissions with respect to the Portfolio. The Trustees also considered the intangible benefits that may accrue to SSgA and its affiliates by virtue of its relationship with the Portfolio. The Trustees concluded that the benefits received by SSgA and its affiliates were reasonable in the context of the relationship between SSgA and the Portfolio, and supported the approval of the continuance of the SSgA Submanagement Agreement.

Approval of new Management Agreement between Domini Social Equity Trust and Domini and a new Submanagement Agreement between Domini and Wellington Management Company, LLP

At a meeting held on April 28, 2006, the Board of Trustees approved a change in the investment strategy of the Portfolio from a passive to an active investment strategy. In connection with the change to an active investment strategy, the Board approved a new Management Agreement between the Portfolio and Domini (the ‘‘New Management Agreement’’) and a new Submanagement Agreement between Domini and Wellington Management Company, LLP (‘‘Wellington Management’’) (the ‘‘New Submanagement Agreement’’) (collectively, the ‘‘New Agreements’’). Shareholders of the Fund and holders of beneficial interests in the Portfolio approved the New Agreements at Special Meetings held on August 15, 2006. See disclosure of proxy results in next section. The new strategy will go into effect on or about November 30, 2006.

The Trustees including all of the Independent Trustees, concluded that each of Domini and Wellington Management had the capabilities, resources, and personnel necessary to manage the Portfolio and implement the new investment strategy. The Trustees further concluded that based on the services to be provided by Domini and Wellington Management to the Portfolio pursuant to the New Management and New Submanagement Agreements, respectively, the expenses incurred by Domini and Wellington Management in the performance of such services, the fees paid by similar funds and taking into account breakpoints, agreed-upon fee waivers and such other matter as the Trustees considered relevant, the compensation payable to each of Domini and Wellington Management under the New Management and New Submanagement Agreements, as applicable, is fair and reasonable.

In reaching their determination to approve the New Management and Submanagement Agreements, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. The Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors considered and the conclusions reached are described below for each Agreement.

Consideration of the New Management Agreement

Nature, Quality, and Extent of Services Provided.    The Trustees considered that the terms of the New Management Agreement are the same as the existing Management Agreement except for the increase in fees payable to Domini. The Trustees considered that, pursuant to the New Management Agreement, Domini, subject to the direction of the Board, will continue to be responsible for providing advice and guidance with respect to the Portfolio and for managing the investment of the assets of the Portfolio, which it will do by engaging and overseeing the activities of Wellington Management. They considered that under the New Management Agreement, Domini would be responsible for applying social and environmental screens to a universe of securities.

The Trustees considered the scope and the quality of the services to be provided by Domini under the New Management Agreement. They considered the professional experience, tenure, and qualifications of the portfolio management teams proposed for the Portfolio and the other senior personnel at Domini. They also considered Domini's capabilities and experience in the development and application of social and environmental investment standards and its reputation and leadership in the socially responsible investment community. They considered the quality of the administrative services Domini provided to the Portfolio and to the other Domini Funds. In addition, they considered Domini's compliance policies and procedures and compliance record. Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Domini to the Portfolio.

Investment Results.    The Trustees considered the performance of the Portfolio and each Feeder Fund compared to the S&P 500 Index, and noted that the annualized total returns of the Portfolio and each Feeder Fund had lagged annualized total return of the S&P 500 Index for the 1, 3, 5 and 10 year periods ending March 31, 2006 and since the Portfolio's and each Feeder Fund's inception. The Trustees considered information provided to them that showed that stock selection had generally helped the performance of the Portfolio compared to the S&P 500 Index over most time periods but that the underweight versus the S&P 500 Index of certain industries and sectors had hurt the Portfolio's performance compared to the benchmark. The Trustees considered how the passive investment strategy used by the Portfolio had impacted the performance of the Portfolio.

Fees and Other Expenses.    The Trustees considered the increased management fees to be paid by the Portfolio to Domini under the New Management Agreement. The Trustees considered that Domini (and not the Portfolio) will pay Wellington Management from its advisory fee for the Portfolio. The Trustees also considered information that showed the net increase in fees that Domini would receive (after taking into account that Domini would pay the submanagement fees, giving effect to the waiver by Domini of certain fees and expenses and the expenses that Domini expected to incur in connection with providing the social and environmental screening for the Portfolio). The Trustees also reviewed the fees that Domini charges its other clients with investment objectives similar to the Portfolio. The Trustees reviewed materials provided by Domini describing the differences in services provided to its non-fund client with similar objectives to the Portfolio and noted that the Portfolio, although it may receive more services than such non-fund client, paid a lower advisory fee. The Trustees compared the level of the Portfolio's and each Feeder Fund's advisory and administrative fees and total expense ratios versus relevant peer group averages.

The Trustees also reviewed the fees under the existing Management Agreement and considered that the current total expense ratio for the Equity Fund exceeded the peer group average total expense ratio for U.S. equity index funds even after giving effect to the waiver by Domini of certain fees and expenses. The Trustees considered the reasons that the total expense ratio of the Fund exceeded that of the U.S. equity index funds peer group and noted that, given the license, submanagement and other fees paid or reimbursed by Domini, a reduction of fees was not likely to be a feasible alternative. The Trustees then considered that the proposed new management fee for the Portfolio was lower than the average management fees of various peer groups.

Costs of Services Provided and Profitability.    The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini with respect to its advisory and administrative relationship with the Portfolio and the Equity Fund for the 2005 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed information provided to them by Domini that showed the net dollar increase in fees that Domini expected to receive under the New Management Agreement and reviewed the increased expenses that Domini expected to incur in providing services under the New Management Agreement. The Trustees concluded that they were satisfied that Domini's expected level of profitability with respect to the New Management Agreement was reasonable in view of the nature, quality and extent of services to be provided.

Economies of Scale.    The Trustees also considered whether economies of scale would be realized by Domini as the Portfolio got larger and the extent to which economies of scale were reflected in the proposed new fee schedules. The Trustees noted that breakpoints were being proposed for both the New Management Agreement, and also considered the fee waivers proposed by Domini. The Trustees concluded that such breakpoints were an effective way to share economies of scale with the holders of beneficial interests in the Portfolio and that this was a positive factor in support of approval of the New Management Agreement.

Other Benefits.    The Trustees considered the other benefits that Domini and its affiliates received and could be expected to receive from their relationship with the Portfolio and the other Domini Funds. The Trustees reviewed the character and amount of payments that will continue to be received by Domini and its affiliates in connection with its relationship to the Portfolio and the other Domini Funds. The Trustees also considered the intangible benefits that would continue to accrue to Domini and its affiliates by virtue of their relationship with the Portfolio and how implementation of the new strategy would likely increase those benefits. The Trustees concluded that the benefits expected to be received by Domini and its affiliates, as outlined above, were reasonable in the context of the relationship between Domini and the Portfolio and supported the approval of the New Management Agreement.

Consideration of the New Submanagement Agreement

Nature, Quality, and Extent of Services Provided.    The Trustees considered the scope and quality of the services to be provided by Wellington Management under the New Submanagement Agreement, including the provision of day-to-day portfolio management of the Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. The Trustees also considered the positive results of interviews with several of Wellington Management's current clients.

The Trustees considered the professional experience, tenure, and qualifications of the proposed portfolio management team and other senior personnel at Wellington Management. The Trustees also reviewed Wellington Management's compliance policies and procedures and compliance record. The Trustees further considered the terms of the New Submanagement Agreement and its differences with the existing Submanagement Agreement. The Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Wellington Management to the Portfolio under the New Submanagement Agreement.

Investment Results.    The Trustees considered the annualized total returns of Wellington Management's core U.S. intersection total composite for the 1, 3, 5 and 10 years ending December 31, 2005.and the model investment performance of Wellington Management's core U.S. quantitative equity strategy, which Wellington Management proposed to adapt for the Portfolio. The Trustees considered the performance of both the composite and the model was consistent and reasonable when compared to the benchmark of the Portfolio. The Trustees also considered the differences between the proposed investment objectives and strategies of the Portfolio and the core U.S. quantitative equity strategy including that the model performance data did not factor in the application of Domini's social and environmental screening process. The Board considered the positive impact of the social and environmental screens on the performance of another Domini fund with a similar strategy.

Fees and Other Expenses.    The Trustees considered the submanagement fees to be paid by Domini to Wellington Management. The Trustees compared the investment submanagement fees proposed by Wellington Management with the fees charged by the current submanager of the Portfolio. They noted that the fees proposed by Wellington Management were significantly higher than the fees currently being paid to the submanager of the Portfolio and considered that the increase was reasonable given that Wellington Management would be using an active, rather than a passive, investment strategy. The Trustees also reviewed the submanagement fees that Wellington Management charges its other mutual fund clients, and noted that the submanagement fees Wellington Management receives with respect to its other mutual fund clients are within the general range of the submanagement fee it would receive with respect to the Portfolio. The Trustees noted that Domini (and not the Portfolio) will pay Wellington Management from its management fee and that they had reviewed the management fee and comparative fee information in connection with their consideration of the New Management Agreement. The Trustees determined, based on the nature and quality of the services to be provided by Wellington Management, and in light of the other factors considered, that the fees proposed by Wellington Management were reasonable and supported approval of the New Submanagement Agreement.

Costs of Services Provided and Profitability.    The Trustees considered the consolidated balance sheet for Wellington Management and its subsidiaries as of December 31, 2005. The Trustees did not, however, receive information regarding the estimated costs to Wellington Management of the services proposed to be provided by it to the Portfolio or the estimated profits that may be realized by Wellington Management from its submanagement relationship with the Portfolio. The Trustees considered that it would be difficult for Wellington Management to estimate such costs and profits given that Wellington Management had not yet provided submanagement services to the Portfolio. The Trustees also noted that it would be appropriate to request and review such information when they considered the continuation of the New Submanagement Agreement.

Economies of Scale.    The Trustees considered whether economies of scale would be realized by Wellington Management as the Portfolio got larger and the extent to which economies of scale were reflected in the proposed fee schedule under the New Submanagement Agreement. The Trustees also considered that there were breakpoints in the proposed fee reflected in the New Submanagement Agreement. The Trustees concluded that such breakpoints, as proposed, were an effective way to share economies of scale with the holders of beneficial interests in the Portfolio which was a positive factor supporting the approval of the New Submanagement Agreement.

Other Benefits.    The Trustees considered the other benefits that Wellington Management and its affiliates could be expected to receive from their relationship with the Portfolio, noting that none of Wellington

Management or any of its affiliates would be providing any other services to the Portfolio. The Trustees also considered the brokerage practices of Wellington Management. In addition, the Trustees considered the intangible benefits that may accrue to Wellington Management and its affiliates by virtue of their relationship with the Portfolio. The Trustees concluded that the benefits expected to be received by Wellington Management and its affiliates were reasonable in the context of the relationship between Wellington Management and the Portfolio and supported the approval of the New Submanagement Agreement.

Trustees and Officers

The following table presents information about each Trustee and each Officer of the Domini Social Trust (the ‘‘Master Trust’’) as of July 31, 2006. Asterisks indicate that those Trustees and Officers are ‘‘interested persons’’ (as defined in the Investment Company Act of 1940) of the Master Trust. Each Trustee and each Officer of the Master Trust noted as an interested person is interested by virtue of his or her position with Domini Social Investments LLC as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Master Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds.

Interested Trustee and Officer
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Amy L. Domini* (56) Chair, Trustee, and President of the Master Trust since 1990
CEO (since 2002), President (2002-2005), and Manager (since 1997), Domini Social Investments LLC; Manager, DSIL Investment Services LLC (since 1998); Manager, Domini Holdings LLC (holding company) (since 2002); Director, Tom's of Maine, Inc. (natural care products) (2004); Board Member, Progressive Government Institute (nonprofit education on executive branch of the federal government) (since 2003); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (2002-2004); Trustee, New England Quarterly (periodical) (since 1998); Trustee, Episcopal Church Pension Fund (since 1994); CEO, Secretary, and Treasurer, KLD Research & Analytics, Inc. (social research provider) (1990-2000); Private Trustee, Loring, Wolcott & Coolidge Office (fiduciary) (since 1987).
8

Disinterested Trustees
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Julia Elizabeth Harris (58) Trustee of the Master Trust since 1999	Director and President, Alpha Global Solutions, LLC (agribusiness) (2004); Trustee, Fiduciary Trust Company (financial institution) (2001-2005); Vice President, UNC Partners, Inc. (financial management) (since 1990).	8
Kirsten S. Moy (59) Trustee of the Master Trust since 1999	Board Member, Community Reinvestment Fund (since 2003); Director, Economic Opportunities Program, The Aspen Institute (research and education) (since 2001); Director, NCB Development Corp. (Since 2006); Consultant on Social Investments, Equitable Life/AXA (1998-2001); Project Director, Community Development Innovation and Infrastructure Initiative (research) (1998-2001).	8
William C. Osborn (62) Trustee of the Master Trust since 1997	Manager, Massachusetts Green Energy Fund Management 1, LLC (venture capital) (since 2004); Manager, Commons Capital Management LLC (venture capital) (since 2000); Special Partner/Consultant, Arete Corporation (venture capital) (since 1999); Director, CTP Hydrogen, Inc. (Since 2005); Director, World Power Technologies, Inc. (power equipment production) (1999-2004); Director, Investors' Circle (socially responsible investor network) (1999-2004).	8
Karen Paul (61) Trustee of the Master Trust since 1997	Visiting Professor, Escuela Graduado Administración Dirección Empresas, Instituto Tecnológico y de Estudios Superiores de Monterrey (2004); Professor, Catholic University of Bolivia (2003); Fulbright Fellow, U.S. Department of State (2003); Partner, Trinity Industrial Technology (1997-2002); Executive Director, Center for Management in the Americas (1997-2002); Professor of Management and International Business, Florida International University (since 1990).	8
Gregory A. Ratliff (46) Trustee of the Master Trust since 1999	Community Investment Consultant (self-employment) (since 2002); Senior Fellow, The Aspen Institute (research and education) (2002); Director, Economic Opportunity, John D. and Catherine T. MacArthur Foundation (private philanthropy) (1997-2002).	8

Disinterested Trustees (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
John L. Shields (53) Trustee of the Master Trust since 2004	CEO, Open Investing, Inc. (investment advisor) (since 2006); CEO, Harris Insight Funds Trust (mutual funds) (2005-2006); Managing Director, Navigant Consulting, Inc. (management consulting firm) (2004-2006); Advisory Board Member, Vestmark, Inc. (software company) (since 2003); Managing Principal, Shields Smith & Webber LLC (management consulting firm) (2002-2004); President and CEO, Citizens Advisers, Inc. (1998-2002); President and CEO, Citizens Securities, Inc. (1998-2002); President and Trustee, Citizens Funds (1998-2002).	8
Officers
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Megan L. Dunphy* (36) Secretary of the Master Trust since 2005	Mutual Fund Counsel, Domini Social Investments LLC (since 2005); Secretary, Domini Funds (since 2005); Counsel, ING (formerly Aetna Financial Services) (financial services) (1999-2004).	N/A
Adam M. Kanzer* (40) Chief Legal Officer of the Master Trust since 2003
General Counsel and Director of Shareholder Advocacy (since 1998) and Chief Compliance Officer (April 2005-May 2005), Domini Social Investments LLC; Chief Compliance Officer (April 2005-July 2005) and Chief Legal Officer (since 2003), Domini Funds.
N/A
Carole M. Laible* (42) Treasurer of the Master Trust since 1997
President (since 2005), Member (since January 2006), Chief Operating Officer (since 2002), and Financial/Compliance Officer (1997-2003), Domini Social Investments LLC; President and CEO (since 2002), Chief Compliance Officer (since 2001), Chief Financial Officer, Secretary, and Treasurer (since 1998), DSIL Investment Services LLC; Treasurer, Domini Funds (since 1997).
N/A

Officers (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Steven D. Lydenberg* (60) Vice President of the Master Trust since 1990
Chief Investment Officer (since 2003) and Member (since 1997), Domini Social Investments LLC; Vice President, Domini Funds (since 1990); Director (1990-2003) and Director of Research (1990-2001), KLD Research & Analytics, Inc. (social research provider).
N/A
Maurizio Tallini* (32) Chief Compliance Officer of the Master Trust since July 2005
Chief Compliance Officer, Domini Social Investments LLC (since May 2005); Chief Compliance Officer, Domini Funds (since July 2005); Venture Capital Controller, Rho Capital Partners (venture capital) (2001-2005); Manager, PricewaterhouseCoopers LLP (independent registered public accounting firm) (1995-2001).
N/A

The Master Trust's Registration Statement includes additional information about the Trustees and is available without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

PROXY VOTING INFORMATION

The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

2006 PROXY RESULTS

A Special Meeting of the Holders of Beneficial Interests of the Domini Social Equity Trust and the Domini European Social Equity Trust was held on August 15, 2006, to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1.

To elect a Board of Trustees.

Domini Social Equity Trust:

Trustee	Dollars Voted For	% For	Dollars Withheld	% Withheld
Amy L. Domini	$795,489,646	97.26%	$22,404,402	2.74%
Julia Elizabeth Harris	793,307,667	96.99%	24,586,381	3.01%
Kirsten S. Moy	794,482,903	97.14%	23,411,145	2.86%
William C. Osborn	794,823,457	97.18%	23,070,591	2.82%
Karen Paul	794,921,707	97.19%	22,972,341	2.81%
Gregory A. Ratliff	794,508,176	97.14%	23,385,872	2.86%
John L. Shields	794,869,430	97.18%	23,024,618	2.82%

Domini European Social Equity Trust:

Trustee	Dollars Voted For	% For	Dollars Withheld	% Withheld
Amy L. Domini	$38,220,308	98.84%	$448,813	1.16%
Julia Elizabeth Harris	38,195,313	98.77%	473,808	1.23%
Kirsten S. Moy	38,220,308	98.84%	448,813	1.16%
William C. Osborn	38,230,715	98.87%	438,406	1.13%
Karen Paul	38,218,784	98.84%	450,337	1.16%
Gregory A. Ratliff	38,232,239	98.87%	436,882	1.13%
John L. Shields	38,210,853	98.81%	458,268	1.19%

2.

To approve a new Management Agreement between the Domini Social Equity Trust and Domini Social Investments LLC.

Domini Social Equity Trust:

	Dollars Voted	% of Voted
For	$610,174,945	74.60%
Against	100,239,157	12.26%
Abstain	12,461,222	1.52%
Broker Non-Vote*	95,018,724	11.62%

3.

To approve a Submanagement Agreement for the Domini Social Equity Trust between Wellington Management Company, LLP and Domini Social Investment LLC.

Domini Social Equity Trust:

	Dollars Voted	% of Voted
For	$610,119,531	74.60%
Against	100,338,222	12.26%
Abstain	12,417,571	1.52%
Broker Non-Vote*	95,018,724	11.62%

4.

To authorize the Trustees to select and change investment submanagers and enter into investment sbmanagement agreements without the approval of shareholders.

Domini Social Equity Trust

	Dollars Voted	% of Voted
For	$549,618,176	67.20%
Against	157,223,111	19.22%
Abstain	16,034,036	1.96%
Broker Non-Vote*	95,018,724	11.62%

Domini European Social Equity Trust

	Dollars Voted	% of Voted
For	$30,812,366	79.68%
Against	3,033,843	7.85%
Abstain	863,168	2.23%
Broker Non-Vote*	3,959,744	10.24%

*

Broker non-vote represents shares held by brokers or nominees for which they did not have instructions from the beneficial owner or other persons entitled to vote and they did not have discretionary power to vote, and, therefore, the shares remained unvoted.

Item 2.	Code of Ethics.

(a)    As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)    Registrant is filing its code of ethics with this report.

Item 3.	Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of ‘‘audit committee financial expert’’ as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an ‘‘independent’’ member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)    Audit Fees

For the fiscal years ended July 31, 2006, and July 31, 2005, the aggregate audit fees billed to the registrant by KPMG LLP (‘‘KPMG’’) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2006	2005
Domini Social Trust	$56,500	$28,500

(b)    Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2006, and July 31, 2005.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2006, and July 31, 2005 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Domini Social Investments LLC and entities controlling, controlled by, or under common control with Domini Social Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant (‘‘Service Providers’’).

(c)    Tax Fees

In each of the fiscal years ended July 31, 2006, and July 31, 2005, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2006	2005
Domini Social Trust	$14,100	$6,400

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2006, and July 31, 2005 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of the registrant’s Service Providers.

(d)    All Other Fees

During the fiscal year ended July 31, 2006, KPMG billed the Registrant $15,000 for its services as representative for an Internal Revenue Service Audit of the Registrant’s July 31, 2003 Partnership Tax

1

Return (Form 1065). There were no other fees billed by KPMG for the fiscal years ended July 31, 2006, and July 31, 2005, for other non-audit services rendered to the registrant.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2006, and July 31, 2005 that were required to be approved by the registrant’s Audit Committee for other non-audit services rendered on behalf of the registrant’s Service Providers.

(e)(1)    Audit Committee Preapproval Policy:    The Registrant’s Audit Committee Preapproval Policy is set forth below:

1.    Statement of Principles

The Audit Committee is required to preapprove audit and non-audit services performed for each series of the Domini Social Trust, the Domini Social Investment Trust, the Domini Institutional Trust and the Domini Advisor Trust (each such series, a ‘‘Fund’’ and collectively, the ‘‘Funds’’) by the independent accountant in order to assure that the provision of such services does not impair the accountant’s independence. The Audit Committee also is required to preapprove non-audit services performed by the Funds' independent accountant for the Funds' investment adviser, and certain of the adviser's affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The preapproval of these services also is intended to assure that the provision of the services does not impair the accountant's independence.

Unless a type of service to be provided by the independent accountant has received preapproval, it will require separate preapproval by the Audit Committee. Also, any proposed services exceeding preapproved cost levels will require separate preapproval by the Audit Committee. When considering services for preapproval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services for the Funds, that have the preapproval of the Audit Committee. The term of any preapproval is 12 months from the date of preapproval, unless the Audit Committee specifically provides for a different period. The Audit Committee will periodically revise the list of preapproved services based on subsequent determinations.

Notwithstanding any provision of this Policy, the Audit Committee is not required to preapprove services for which preapproval is not required by applicable law, including de minimis and grandfathered services.

2.    Delegation

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting. By adopting this Policy the Audit Committee does not delegate to management the Audit Committee’s responsibilities to preapprove services performed by the independent auditor.

3.    Audit Services

The annual Audit services engagement terms and fees for the Funds will be subject to the preapproval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope or other matters.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other Audit services, which are those services that only the independent accountant reasonably can provide. The Audit Committee has preapproved the Audit services listed in Appendix A. All Audit services not listed in Appendix A must be separately preapproved by the Audit Committee.

2

4.    Audit-Related Services

Audit-related services are assurance and related services for the Funds that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent accountant. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the accountant, and has preapproved the Audit-related services listed in Appendix B. All Audit-related services not listed in Appendix B must be separately preapproved by the Audit Committee.

5.    Tax Services

The Audit Committee believes that the independent accountant can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the accountant’s independence. However, the Audit Committee will not permit the retention of the independent accountant in connection with a transaction initially recommended by the independent accountant, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has preapproved the Tax services listed in Appendix C. All Tax services not listed in Appendix C must be separately preapproved by the Audit Committee.

6.    All Other Services

The Audit Committee may grant preapproval to those permissible non-audit services for the Funds classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the accountant. The Audit Committee has preapproved the All Other services listed in Appendix D. Permissible All Other services not listed in Appendix D must be separately preapproved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.    Preapproval Fee Levels

Preapproval fee levels for all services to be provided by the independent accountant to the Funds, and applicable non-audit services to be provided by the accountant to the Funds' investment adviser and its affiliates, will be established periodically by the Audit Committee. Any proposed services exceeding these levels will require specific preapproval by the Audit Committee.

8.    Supporting Documentation

With respect to each service that is separately preapproved, the independent auditor will provide detailed back-up documentation, which will be provided to the Audit Committee, regarding the specific services to be provided.

9.    Procedures

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Funds' treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy of which it becomes aware.

3

Appendix A — Audit Committee Preapproval Policy

Preapproved Audit Services
for
October 26, 2005 through October 31, 2006

Service	Fee Range
Statutory audits or financial audits (including tax services associated with non-audit services)	As presented to Audit Committee in a separate engagement letter[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters	Not to exceed $9,000 per filing

Appendix B — Audit Committee Preapproval Policy

Preapproved Audit-Related Services
for
October 26, 2005 through October 31, 2006

Service	Fee Range
Consultations by Fund management with respect to the accounting or disclosure treatment of securities, transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies	Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of Funds’ semi-annual financial statements	Not to exceed $2,000 per set of financial statements per fund
Regulatory compliance assistance	Not to exceed $5,000 per quarter
Training Courses	Not to exceed $5,000 per course

4

Appendix C — Audit Committee Preapproval Policy

Preapproved Tax Services
for
October 26, 2005 through October 31, 2006

Service	Fee Range
Review of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	As presented to Audit Committee in a separate engagement letter[1]
Tax assistance and advice regarding statutory, regulatory or administrative developments	Not to exceed $5,000 for the Funds’ or for the Funds’ investment adviser during the Pre-Approval period
Assistance with custom tax audits and related matters	Not to exceed $15,000 per Fund during the Pre-Approval Period
Tax Training Courses	Not to exceed $5,000 per course during the Pre-Approval Period
M & A tax due diligence services associated with Fund mergers including: review of the target fund's historical tax filings, review of the target fund’s tax audit examination history, and hold discussions with target management and external tax advisors. Advice regarding the target fund's overall tax posture and historical and future tax exposures.	Not to exceed $8,000 per merger during the Pre-Approval Period
Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation for structured finance vehicles)	Not to exceed $20,000 during the Pre-Approval Period

Appendix D — Audit Committee Preapproval Policy

Preapproved All Other Services
for
October 26, 2005 through October 31, 2006

Service	Fee Range
No other services for the Pre-Approval Period have been specifically preapproved by the Audit Committee.	N/A

5

Exhibit 1 — Audit Committee Preapproval Policy

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

1	For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

(e)(2)    None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f)    According to KPMG for the fiscal year ended July 31, 2006, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG’s full-time, permanent employees is as follows:

Fund	2006
Domini Social Trust	0%

(g)    There were no non-audit fees billed by KPMG, the registrant’s accountant, for services rendered to the registrant’s Service Providers for the last two fiscal years of the registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2006, were $29,100, and for the fiscal year ended July 31, 2005, were $6,400.

(h)    Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

6

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)    The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: October 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President (Principal Executive Officer)

Date: October 5, 2006

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: October 5, 2006